Property, Plant and Equipment, net - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Impairment for property, plant and equipment	¥ 0	¥ 0	¥ 0